BLACKROCK FUNDS II

SUPPLEMENT DATED DECEMBER 17, 2007

TO THE LONG DURATION BOND PORTFOLIO PROSPECTUSES

DATED JANUARY 31, 2007, AS AMENDED JUNE 1, 2007

Long Duration Bond Portfolio

Effective December 17, 2007, the section entitled “Fund Management” in the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), the fund’s sub-adviser, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BFM since 2002, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing

Director of BFM since 1999.

Mr. Spodek is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

Mr. Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Mr. Spodek has been a portfolio manager of the fund since inception, and Mr.Phillips and Mr. Marra have been part of the portfolio management team since 2007.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

BLACKROCK FUNDS II

SUPPLEMENT DATED DECEMBER 17, 2007

TO THE BOND PORTFOLIO PROSPECTUSES

DATED JANUARY 31, 2007, AS AMENDED JUNE 1, 2007

Enhanced Income Portfolio

Effective December 17, 2007, the section entitled “Fund Management” in the Enhanced Income Portfolio section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, Todd Kopstein, Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

With BlackRock since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Spodek is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

Mr. Amero and Mr. Kopstein have been portfolio co-managers of the fund since inception, and Mr. Spodek has been part of the portfolio management team since 2007.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

Low Duration Bond Portfolio

Effective December 17, 2007, the section entitled “Fund Management” in the Low Duration Bond Portfolio section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, Todd Kopstein, Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

With BlackRock since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Spodek is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

Mr. Amero has been a member of the team managing the fund since 1992, and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager since inception and Mr. Kopstein since January 2003. Mr. Spodek has been part of the portfolio management team since 2007.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

Intermediate Government Bond Portfolio

Effective December 17, 2007, the section entitled “Fund Management” in the Intermediate Government Bond Portfolio section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing Director of BFM since 1999.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

Mr. Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Mr. Amero has been a member of the team managing the fund since 1995 and Mr. Marra and Mr. Phillips since 2006. Mr. Amero has been a portfolio co-manager of the fund since 1995 and Mr. Marra and Mr. Phillips since 2006.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

Intermediate Bond Portfolio II

Effective December 17, 2007, the section entitled “Fund Management” in the Intermediate Bond Portfolio II section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 1990, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing Director of BFM since 1999.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

Mr. Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Mr. Amero has been a member of the team managing the fund since 1995 and Mr. Marra and Mr. Phillips since 2006. Mr. Amero has been a portfolio co-manager of the fund since 1995 and Mr. Marra and Mr. Phillips since 2006.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

Managed Income Portfolio

Effective December 17, 2007, the section entitled “Fund Management” in the Managed Income Portfolio section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing Director of BFM since 1999.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

Mr. Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Mr. Amero has been a member of the team managing the fund since 1995 and Mr. Marra and Mr. Phillips since 2006. Mr. Amero has been a portfolio co-manager of the fund since 1999 and Mr. Marra and Mr. Phillips since 2006.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

Total Return Portfolio II

Effective December 17, 2007, the section entitled “Fund Management” in the Total Return Portfolio II section of the Prospectuses is deleted in its entirety and replaced with the following:

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility:  Scott Amero, Vice Chairman of BFM since 2007, Matthew Marra, Managing Director of BlackRock since 2006, and Andrew J. Phillips, Managing Director of BFM since 1999.

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

Mr. Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Mr. Amero has been a member of the team managing the fund since 1992 and Mr. Marra and Mr. Phillips since 2006. Mr. Amero has been a portfolio co-manager of the fund since 1999 and Mr. Marra and Mr. Phillips since 2006.

The Statement of Additional Information (SAI) provides additional information about the fund managers’ compensation, other accounts managed by the fund managers, and the fund managers’ ownership of securities in the fund.

High Yield Bond Portfolio

Mr. Amero’s biography information in the “Fund Management” section in the High Yield Bond Portfolio section of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust.

Government Income Portfolio and GNMA Portfolio

Mr. Phillip’s biography information in the “Fund Management” section in the Government Income Portfolio and GNMA Portfolio sections of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

Inflation Protected Bond Portfolio

Mr. Spodek’s biography information in the “Fund Management” section in the Inflation Protected Bond Portfolio section of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Spodek is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

International Bond Portfolio

Mr. Gordon’s and Mr. Thiel’s biography information in the “Fund Management” section in the International Bond Portfolio section of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Gordon is co-head of Non-US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. His responsibilities include developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income market. Prior to joining BlackRock in 1996, Mr. Gordon, as principal, was responsible for developing strategies for a small relative value global fixed income hedge fund. Prior to that, he had an eight-year affiliation with CS First Boston, where he pioneered the firm’s international fixed income research effort.

Mr. Thiel is co-head of Non-US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. Mr. Thiel’s primary responsibility is developing and implementing strategies in the non-dollar and emerging market sectors of the fixed income markets. Prior to joining BlackRock in 2002, he was a Vice President at Goldman Sachs & Co. since 1989, where he was responsible for developing strategies in both U.S. and international interest rate and derivative markets for institutional money managers.

BLACKROCK FUNDS II

SUPPLEMENT DATED DECEMBER 17, 2007

TO THE BLACKROCK STRATEGIC PORTFOLIO I PROSPECTUS

DATED JANUARY 31, 2007, AS AMENDED JUNE 1, 2007

Effective December 17, 2007, the section entitled “Management of the Fund-Adviser” in the Prospectus is deleted in its entirety and replaced with the following:

Adviser.   The Portfolio’s investment adviser is BlackRock Financial Management, Inc. (BlackRock or the Adviser). The Adviser’s principal business address is 40 E. 52nd Street, New York, NY 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment firms in the United States with $1.125 trillion of assets under management as of December 31, 2006. BlackRock, Inc., is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. and Merrill Lynch & Co. BlackRock provides asset management services with respect to U.S. and non-U.S. fixed income instruments. As adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale decisions regarding the investments made by the Portfolio. BlackRock also provides research and credit analysis as well as certain other services.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility:  Andrew Gordon, Managing Director of BlackRock since 1996, Scott Thiel, Managing Director of BlackRock since 2002 and Stuart Spodek, Managing Director of BFM since 2002.

Mr. Gordon is co-head of Non-US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. His responsibilities include developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income market. Prior to joining BlackRock in 1996, Mr. Gordon, as principal, was responsible for developing strategies for a small relative value global fixed income hedge fund. Prior to that, he had an eight-year affiliation with CS First Boston, where he pioneered the firm’s international fixed income research effort.

Mr. Thiel is co-head of Non-US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. Mr. Thiel’s primary responsibility is developing and implementing strategies in the non-dollar and emerging market sectors of the fixed income markets. Prior to joining BlackRock in 2002, he was a Vice President at Goldman Sachs & Co. since 1989, where he was responsible for developing strategies in both U.S. and international interest rate and derivative markets for institutional money managers.

Mr. Spodek is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

BlackRock currently serves as investment adviser to institutional and individual investors in the United States and overseas through several funds and separately managed accounts. For its investment advisory services to the Portfolio, the Adviser is entitled to a fee, computed daily for the Portfolio and payable monthly, at the annual rate of .20% of the Portfolio’s average daily net assets. There were no advisory fees paid by the Portfolio to BlackRock for the fiscal year ended September 30, 2006. BlackRock has contractually agreed to waive all of its advisory fee from the Portfolio until February 1, 2008.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Fund’s investment advisory contracts is available in the Fund’s semi-annual report to shareholders.